Turnover and segment information - Segment Profit (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Total Operating profit	£ 4,021	£ 6,745	£ 6,433
Finance income	122	115	76
Finance costs	(669)	(792)	(879)
Gain on disposal of interest in associates	6	1	0
Share of after tax profit/(loss) of associates and joint ventures	(3)	(5)	(2)
Profit before taxation from continuing operations	3,477	6,064	5,628
Taxation	(526)	(756)	(707)
Profit after taxation for the year from continuing operations	2,951	5,308	4,921
Segment profit
Disclosure of operating segments [line items]
Total Operating profit	9,490	9,049	8,530
Segment profit | Commercial Operations
Disclosure of operating segments [line items]
Total Operating profit	15,335	14,656	13,590
Segment profit | Research and development
Disclosure of operating segments [line items]
Total Operating profit	(5,845)	(5,607)	(5,060)
Corporate and other unallocated costs
Disclosure of operating segments [line items]
Total Operating profit	(342)	(263)	(379)
Other reconciling items between segment profit and operating profit
Disclosure of operating segments [line items]
Total Operating profit	£ (5,127)	£ (2,041)	£ (1,718)